Derivative financial instruments - Power Purchase Agreements - Purchase Commitments (Details) - PPA EnergyaVM	Dec. 31, 2025 MWh
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	3,314,187
Not later than one year
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	178,248
Later than one year and not later than two years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	164,782
Later Than Two Years No Later Than Five Years [Member]]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	861,452
Later than five years
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Purchase commitments	2,109,705